United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2012

Date of Reporting Period: Quarter ended 08/31/2011

Item 1. Schedule of Investments

Federated Treasury Cash Series II

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 17.0%
$1,000,000	[1]	United States Treasury Bills, 0.170%, 9/1/2011	1,000,000
1,800,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	1,814,119
1,000,000		United States Treasury Notes, 0.875%, 1/31/2012	1,002,385
1,250,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	1,274,032
2,750,000		United States Treasury Notes, 1.000%, 12/31/2011	2,757,227
500,000		United States Treasury Notes, 1.000%, 3/31/2012	502,345
1,000,000		United States Treasury Notes, 1.000%, 9/30/2011	1,000,572
1,400,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	1,417,926
1,200,000		United States Treasury Notes, 1.750%, 11/15/2011	1,203,660
1,000,000		United States Treasury Notes, 4.625%, 2/29/2012	1,022,118
		TOTAL U.S. TREASURY	12,994,384
		Repurchase Agreements – 82.9%
7,000,000		Interest in $350,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Bank of Montreal will repurchase a security provided as collateral for $350,000,486 on 9/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 10/31/2015 and the market value of that underlying security was $357,000,555.	7,000,000
6,000,000	[2]	Interest in $1,500,000,000 joint repurchase agreement 0.07%, dated 8/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,090,417 on 9/19/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,530,038,717.	6,000,000
3,426,000		Interest in $2,625,000,000 joint repurchase agreement 0.04%, dated 8/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,625,002,917 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $2,677,503,016.	3,426,000
5,000,000	[2]	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 8/10/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,750,306,250 on 11/8/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,785,076,400.	5,000,000
7,000,000		Interest in $3,275,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,275,004,549 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2018 and the market value of those underlying securities was $3,340,504,677.	7,000,000
7,000,000		Interest in $500,000,000 joint repurchase agreement 0.06%, dated 8/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,000,833 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $510,000,868.	7,000,000
7,000,000		Interest in $4,500,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,500,006,250 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,590,006,410.	7,000,000
7,000,000		Interest in $2,255,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,255,003,132 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $2,300,105,464.	7,000,000
7,000,000		Interest in $1,775,000,000 joint repurchase agreement 0.05%, dated 8/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,775,002,465 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $1,810,502,528.	7,000,000
7,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.06%, dated 8/31/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,100,001,833 on 9/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,122,001,882.	7,000,000
		TOTAL REPURCHASE AGREEMENTS	63,426,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[3]	76,420,384
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[4]	58,177
		TOTAL NET ASSETS — 100%	$76,478,561

1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series II

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date October 21, 2011